Inventory (Details) - Schedule of inventory net comprised - USD ($)	Oct. 31, 2022	Oct. 31, 2021
Schedule Of Inventory Net Comprised Abstract
Finished goods	$ 628,187	$ 266,106
Total, net	$ 628,187	$ 266,106